Rotable spare parts, furniture and equipment, net - Net carrying value (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		$ 2,525,008	$ 2,549,650	$ 221,718	$ 4,375,697
Capitalized borrowing costs	$ 193,389	95,445	90,057
Disposals of capitalized borrowing costs	$ 110,274	84,936
Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		4,309,387			6,655,478
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(1,784,379)			(2,279,781)
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		323,024	501,157		613,098
Leasehold improvements to flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		1,709,868			2,382,687
Leasehold improvements to flight equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(1,386,844)			(1,769,589)
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		1,206,330	1,583,835		2,783,303
Pre-delivery payments | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		1,206,330			2,783,303
Aircraft parts and rotable spare parts
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		255,810	179,947		325,644
Aircraft parts and rotable spare parts | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		393,522			506,735
Aircraft parts and rotable spare parts | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(137,712)			(181,091)
Aircraft spare engines
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		321,688			305,278
Aircraft spare engines | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		323,025			323,410
Aircraft spare engines | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(1,337)			(18,132)
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		255,374	140,926		193,607
Construction and improvements in process | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		255,374			193,607
Standardization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		82,111	83,886		79,401
Standardization | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		176,975			192,808
Standardization | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(94,864)			(113,407)
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		35,013	18,202		25,168
Constructions and improvements | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		120,886			131,503
Constructions and improvements | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(85,873)			(106,335)
Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		7,200	4,195		9,323
Computer equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		24,172			30,113
Computer equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(16,972)			(20,790)
Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		4,585	4,815		2,271
Workshop tools | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		20,500			20,500
Workshop tools | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(15,915)			(18,229)
Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		6,928	9,033		6,254
Electric power equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		14,818			15,439
Electric power equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(7,890)			(9,185)
Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		3,555	3,764		4,727
Communications equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		9,261			11,229
Communications equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(5,706)			(6,502)
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		3,618	4,179		4,060
Workshop machinery and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		7,240			8,405
Workshop machinery and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(3,622)			(4,345)
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		1,357	1,326		886
Motorized transport equipment platform | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		5,703			5,587
Motorized transport equipment platform | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(4,346)			(4,701)
Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		758	1,453		382
Service carts on board | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		5,403			5,403
Service carts on board | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(4,645)			(5,021)
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		17,657	$ 12,932		22,295
Office furniture and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		36,310			44,749
Office furniture and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		$ (18,653)			$ (22,454)